Capital Stock and Long-term Retention Plan - Long-Term Retention Plan (Details) $ / shares in Units, EquityInstruments in Thousands, $ in Thousands, shares in Millions		3 Months Ended	12 Months Ended
	Apr. 02, 2013	Sep. 30, 2020 MXN ($)	Dec. 31, 2021 MXN ($) EquityInstruments $ / shares shares	Dec. 31, 2020 MXN ($) EquityInstruments shares	Dec. 31, 2019 EquityInstruments	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 EquityInstruments	Aug. 31, 2021 shares	Jun. 30, 2020 shares
LTRP
Share based payment arrangements
Maximum percentage of capital granted annually in CPOs	1.50%
Shares sold in open market			11.7
Number of shares held in connection of with cancellation of shares									5,526.3
Number of shares held in connection of with forfeited rights				3,196.1					1,009.7
Refund for decrease to the balance of shares repurchased | $		$ 100,000
Funding made for acquisition of shares | $			$ 328,500	$ 197,000
Retention Plan Trust
Share based payment arrangements
Percentage of CPOs or its equivalents held in the form of CPO by trust			75.00%
Percentage of CPOs or its equivalents held in the form other than CPO by trust			25.00%
Number reserved for future vesting			116.7
Vesting price (in pesos per CPO) | $ / shares			$ 36.52
Number of CPOs owned by trust for employees			0.8
Series "A" Shares | LTRP
Share based payment arrangements
Number of shares held in connection of with cancellation of shares									666.9
Number of shares held in connection of with forfeited rights				351.0
CPOs | LTRP
Share based payment arrangements
Shares outstanding | EquityInstruments				160,365	243,472		176,858
Shares vested | EquityInstruments			8,633
Number of other equity instruments forfeited in share-based payment arrangement | EquityInstruments			13,674	122,307
Number of CPOs owned by trust for employees								1.0
Number of shares held in connection of with cancellation of shares			17.2
Number of other equity instruments held in connection of with cancellation of shares			2,011.4						47.2
Number of shares held in connection of with forfeited rights			879.5
Number of other equity instruments held in connection of with forfeited rights			7.5	27.4					8.6
Funding made for acquisition of shares | $			$ 774,073
CPOs | Retention Plan Trust
Share based payment arrangements
Shares outstanding						194,000	194,000
Shares vested | EquityInstruments			52,900	4,400	32,300
Minimum | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares			$ 38.69
Maximum | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares			$ 1.60